UMB Retirement Master Trust (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Master Trust and Plan's Interest in Net Assets of Master Trust

The following table presents the net assets of the Master Trust and the Plan’s interest in the net assets of the Master Trust at December 31, 2024:

	2024
	Master Trust	Plan's Interest in Master Trust
Investments, at fair value:
Mutual funds	$569,017,347	$569,017,347
UMB company stock	91,095,797	20,948,215
Money market funds	29,916,843	29,916,843
Collective investment trust	87,567,734	87,567,734
Total investments	777,597,721	707,450,139
Receivables:
Dividends receivable	322,230	72,755
Other	146	146
Total receivables	322,376	72,901
Cash	5,865	3,554
Net assets	$777,925,962	$707,526,594

Schedule of Net Investment Income from Master Trust

The following is a summary of net investment income from the Master Trust for the year ended December 31, 2024:

2024
Dividend and interest income	27,854,007
Net appreciation in the fair value of investments	100,441,291
Total Master Trust net investment income	$128,295,298